Project debt	12 Months Ended
Dec. 31, 2023
Project debt [Abstract]
Project debt
Note 16.- Project debt

This note shows the project debt linked to the assets included in Note 6 of these Consolidated Financial Statements.

Project debt is generally used to finance contracted assets, exclusively using as a guarantee the assets and cash flows of the company or group of companies carrying out the activities financed. In most of the cases, the assets and/or contracts are set up as a guarantee to ensure the repayment of the related financing. In addition, the cash of the Company´s projects includes funds held to satisfy the customary requirements of certain non-recourse debt agreements and other restricted cash (Note 13) for an amount of $177 million as of December 31, 2023 ($208 million as of December 31, 2022).

The variations in 2023 of project debt have been the following:

	Project debt - long term	Project debt - short term	Total
Balance as of December 31, 2022	4,226,518	326,534	4,553,052
Nominal increase	213,232	-	213,232
Nominal repayment	(4,768)	(513,576)	(518,344)
Interest payment	-	(227,145)	(227,145)
Total cash changes	208,464	(740,721)	(532,257)
Interest accrued	-	227,418	227,418
Currency translation differences	28,808	7,150	35,958
Other non-cash changes	35,024	65	35,089
Reclassifications	(566,941)	566,941	-
Total non-cash changes	(503,109)	801,574	298,465
Balance as of December 31, 2023	3,931,873	387,387	4,319,260

The decrease in total project debt as of December 31, 2023, is primarily due to the repayment of project debt for the period in accordance with the financing arrangements.

The Company refinanced the Solaben 2&3 assets in March 2023, entering into two green senior euro-denominated loan agreements for the two assets with a syndicate of banks for a total amount of €198.0 million. The new project debt replaced the previous project loans for a similar amount and maturity was extended from December 2030 to June 2037.

Chile PV 1 and Chile PV 2, where the Company owns a 35% equity interest, were not able to maintain the minimum required cash in its debt service reserve account during the year 2023 due to low electricity prices, which represents an event of default as of December 31, 2023. As a result, although the Companies do not expect an acceleration of the debts to be declared by the credit entities, Chile PV 1 and Chile PV 2 did not have an unconditional right to defer the settlement of the debt for at least twelve months and the project debts, which amount to $50 million and $21 million as of December 31, 2023, respectively, were classified as current in these Consolidated Financial Statements in accordance with International Accounting Standards 1 (“IAS 1”), “Presentation of Financial Statements”.

The variations in 2022 of project debt were the following:

	Project debt - long term	Project debt - short term	Total
Balance as of December 31, 2021	4,387,674	648,519	5,036,193
Nominal repayment	(73,478)	(310,629)	(384,107)
Interest payment	-	(232,855)	(232,855)
Total cash changes	(73,478)	(543,484)	(616,962)
Interest accrued	-	230,237	230,237
Business combination (Note 5)	1,301	148	1,449
Currency translation differences	(119,068)	(18,040)	(137,108)
Other non-cash changes	39,161	82	39,243
Reclassifications	(9,072)	9,072	-
Total non-cash changes	(87,678)	221,499	133,821
Balance as of December 31, 2022	4,226,518	326,534	4,553,052

The decrease in total project debt as of December 31, 2022 was primarily due to:

-	the repayment of project debt for the period in accordance with the financing arrangements; and

-	the lower value of debt denominated in Euros given the depreciation of the Euro against the U.S. dollar since December 31, 2021.

As of December 31, 2021, Kaxu total debt was presented as current in the Consolidated Financial Statements of the Company, for an amount of $314 million, in accordance with International Accounting Standards 1 (“IAS 1”), “Presentation of Financial Statements”, as a result of the existence of a theoretical event of default under the Kaxu project finance agreement. Since March 31, 2022, the Company has again an unconditional right to defer the settlement of the debt for at least more than twelve months, and therefore the debt previously presented as current in these Consolidated Financial Statements was reclassified as non-current in accordance with the financing agreements.

The repayment schedule for project debt in accordance with the financing arrangements as of December 31, 2023, and assuming there would be no acceleration at the Chile PV 1 and Chile PV 2 debts as of December 31, 2023, is as follows and is consistent with the projected cash flows of the related projects:

2024		2025	2026	2027	2028	Subsequent years	Total
Interest payment	Nominal repayment
15,215	305,087	325,303	352,495	499,968	464,648	2,356,544	4,319,260

The repayment schedule for project debt in accordance with the financing arrangements was as follows and was consistent with the projected cash flows of the related projects:

2023		2024	2025	2026	2027	Subsequent years	Total
Interest payment	Nominal repayment
15,053	311,481	323,731	442,920	358,444	504,954	2,596,469	4,553,052

The equivalent in U.S. dollars of the foreign currency-denominated project debts held by the Company is as follows:

	Balance as of December 31,
Currency	2023	2022
Euro	1,571,369	1,633,790
South African Rand	233,854	277,492
Algerian Dinar	76,277	86,739
Total	1,881,500	1,998,021

All of the Company’s financing agreements have a carrying amount close to its fair value.